Document and Entity Information	Apr. 01, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001415726
Document Period End Date	Mar. 17, 2025
Document Creation Date	Mar. 17, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	Innovator ETFs Trust
Document Effective Date	Mar. 27, 2025
Prospectus Date	Apr. 01, 2025
Amendment Flag	false
Innovator Equity Defined Protection ETF - 1 Yr April | Innovator Equity Defined Protection ETF - 1 Yr April
Prospectus:
Trading Symbol	ZAPR